Segment Financial Information - Additional Information (Detail)	1 Months Ended	6 Months Ended
	Jun. 30, 2025 segment	Jun. 30, 2026 segment customer
Disclosure of operating segments [line items]
Number of business segments | segment	6	6
Foreign countries
Disclosure of operating segments [line items]
Number of major customers | customer		12